Apr. 04, 2022
PIA Short Duration Bond Fund
PIA Short Duration Bond Fund
Investment Objective
The Short Duration Bond Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “Reducing Your Sales Charge” section on page 25 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 45 of the Fund’s Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses(1)	0.93%	0.93%
Total Annual Fund Operating Expenses	1.65%	1.40%
Less: Fee Waiver and Expense Reimbursement(2)	-0.65%	-0.65%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%	0.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses(1)	0.93%	0.93%
Total Annual Fund Operating Expenses	1.65%	1.40%
Less: Fee Waiver and Expense Reimbursement(2)	-0.65%	-0.65%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%	0.75%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$349	$695
Class I	$77	$379

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has not commenced operations as of the date of this Prospectus, it did not have any portfolio turnover in the last fiscal year.
Principal Investment Strategies of the Fund:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. The Fund expects that the weighted average duration of the securities in the portfolio will typically be less than three (3) years. Fixed-income securities in which the Fund may invest include:
•short-term and intermediate-term corporate obligations which are rated investment grade, or with respect to up to 15% of the Fund’s net assets, are unrated or are rated below investment grade (i.e., junk bonds);
•obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities;
•mortgage-backed securities; and
•asset-backed securities.
The Fund may also invest in bank obligations, collateralized mortgage obligations, foreign fixed-income securities (including those from emerging markets) and hybrid securities such as convertible bonds. Additionally, the Fund may invest up to 10% of its net assets in derivative instruments including debt futures contracts, stock index futures contracts, option contracts, options on securities, options on securities indexes, options on debt futures, credit default swaps, interest rate swaps and other derivative securities. The Fund invests in such derivative instruments primarily for hedging purposes.
The Fund may invest up to 20% of its net assets in other investment companies (mutual funds and exchange-traded funds (“ETFs”)). Investments in other investment companies that invest predominantly in short-term fixed income securities are considered short-term fixed income securities for purposes of the Fund’s 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for purposes of the Fund’s 15% test.
Duration is a measure of a debt security’s price sensitivity. Higher duration indicates bonds that are more sensitive to interest rate changes – the higher the duration, the more the bond’s price will drop as interest rates go up. Bonds with shorter duration are less sensitive to interest rate changes. For example, a duration of three years means that a debt security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.
In selecting investments for the Fund, the Adviser primarily will consider credit quality, duration and yield. The Adviser may actively trade the Fund’s portfolio. The Fund’s annual portfolio turnover rate may exceed 100%.
The Fund is a non-diversified investment company.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•High Yield Securities Risk. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
•Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.
•Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
•Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.
•ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•Risks Associated with Asset-Backed Securities. These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.
•Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Non-Diversification Risk. The Fund is a non-diversified investment company. As such, it will invest in fewer securities than a diversified investment company and its performance may be more volatile because changes in a single security in the Fund’s portfolio may have a greater effect on the Fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than if the Fund was diversified.
•Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.
•Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate closely with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.
•Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.
•Risks Associated with Inflation and Deflation. Inflation risk is the risk that increasing prices throughout the economy may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.
•New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.